Average Annual Total Returns - Class K - BlackRock Advantage Large Cap Core Fund	Jan. 28, 2021
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Class K Shares
Average Annual Return:
1 Year	19.92%
5 Years	14.58%
10 Years	13.04%
Class K Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	18.36%
5 Years	11.48%
10 Years	11.29%
Class K Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	12.49%
5 Years	10.80%
10 Years	10.35%